VALLEY FORGE


                                 Annual Report
                               December 31, 1995


                              Valley Forge Capital
                             Holdings Total Return
                                   Fund, Inc.

February 22, 1996



TO THE SHAREHOLDER:

It gives us tremendous pleasure for the opportunity in communicating with you. We are pleased to have sponsored our first publicly traded mutual fund, the Valley Forge Capital Holdings Total Return Fund. We plan to build a family of funds around the Fund. You will be among the first to know as it occurs.

As we enter the first full year of operation in 1996 we look forward to positive results. In the following you will find a letter from Greta Marshall, your Fund's premier advisor. Her analysis of the market and the future is well respected within the investment community. If we can answer some of your questions, you are invited to contact us through the Fund's office at 1-800-688-1688.

We would like to express our appreciation for having you on our team. Your continued support will help your Fund to grow.

Sincerely yours,

Deborah Mello
President

February 23, 1996

To The Shareholder:

Your Total Return Fund's NAV has dropped slightly since its inception five (5) months ago. Some of the factors that led to this are discussed below.

One factor was the date of inception. The Marshall Plan tried to wait for the correction but ended up purchasing some stocks (especially Technology issues) too early.

The other factor was a purely technical issue. We bought several stocks that ran up 20% to 30% in the first weeks. Normally we would have sold these stocks but mutual fund regulations prohibit us from earning more than 30% of total income from short-short gains (stocks held less than 90 days). This will be less of a factor as the fund has longer history and as it grows and we have other sources of income (long-term gains, income, etc.)

We believe 1996 will be a positive one for both equity and interest rate sensitive securities (bonds and real estate trust). It is not likely that we will have another year when the broad markets were up as much as 35%, but we anticipate gains of 10% plus in the general equity markets. Stocks generally do well during a national election year. Furthermore, the economy is weak but does not appear to be heading into a recession. The Federal Reserve will probably continue to lower short term interest rates. A capital gains tax reduction would be favorable. Growth stocks do well when expectations for real economic growth are deteriorating since growth stocks are less affected by the overall economy than cyclical/value stocks.

While the market has been making new highs, valuation levels are not excessive because the surge in stock prices has been accompanied by significant improvements in earnings. The most mentioned measure of overvaluation, dividend yield, is only low because companies have retained a much larger portion of their net income. This is positive for long term earnings growth.

I believe we will finally see a recovery in the small company segment of the market. We will continue to focus on growth companies and particularly on technology, finance, retail, consumer goods and transports. REITs also offer the opportunity for both appreciation and a high current yield.

I look forward to a good 1996 and thank you for being on our team.

Sincerely,

Greta E. Marshall
The Marshall Plan

              VALLEY FORGE CAPITAL HOLDINGS TOTAL RETURN FUND, INC.

                             Statement of Net Assets
                                December 31, 1995

                                                          Shares         Value
                                                          ------         -----

COMMON STOCK - (75.9%)

Computers - (16.9%)
     * Cabletron Systems, Inc.                               600   $      48,600
     * Microsoft Corp.                                       500          43,875
     * Optical Data Systems, Inc.                          2,200          55,550
     * 3Com Corp.                                            900          41,962
                                                                   -------------
                                                                         189,987
                                                                   -------------
Drugs - (7.5%)
     * Research Medical, Inc.                              1,500          40,500
     * Watson Pharmaceuticals, Inc.                          900          44,100
                                                                   -------------
                                                                          84,600
                                                                   -------------
Electrical Equipment - (3.5%)
     * Altera Corp.                                          800          39,800
                                                                   -------------

Electronics - (7.2%)
     * Lattice Semiconductor Corp.                         1,400          45,675
       Micron Technology, Inc.                               900          35,663
                                                                   -------------
                                                                          81,338
                                                                   -------------
Financial Services - (3.9%)
       Pioneer Group, Inc.                                 1,600          43,600
                                                                   -------------

Machinery and Heavy Equipment - (4.4%)
     * Thermo Fibertek, Inc.                               2,200          49,775
                                                                   -------------

Oil - (3.6%)
     * Nuevo Energy Co.                                    1,800          40,275
                                                                   -------------

Publishing - (3.1%)
       Merrill Corp.                                       2,200          35,200
                                                                   -------------

Real Estate - (11.6%)
       Excel Realty Trust, Inc.                            2,000          41,000
       Glimcher Realty Trust                               2,500          43,125
       Trinet Corporate Realty Trust, Inc.                 1,700          46,325
                                                                   -------------
                                                                         130,450
                                                                   -------------
Restaurants - (7.8%)
       Apple South, Inc.                                   2,300          49,450
       Applebees International, Inc.                       1,700          38,675
                                                                   -------------
                                                                          88,125
                                                                   -------------


                 See accompanying Notes to Financial Statements.

              VALLEY FORGE CAPITAL HOLDINGS TOTAL RETURN FUND, INC.

                             Statement of Net Assets
                                December 31, 1995

                                                          Shares         Value
                                                          ------         -----

COMMON STOCK - (Continued)

Telecommunications - (2.9%)
     * Intervoice, Inc.                                 1,700      $     32,300
                                                                   ------------

Waste Management - (3.5%)
     * USA Waste Services, Inc.                          2,100           39,637
                                                                   ------------

     TOTAL COMMON STOCK
       (Cost - $886,478)                                                855,087
                                                                   ------------


SHORT-TERM INVESTMENTS - (23.4%)                       Face Amount
                                                       -----------
                                                         (000's)
Time Deposits, PNC BANK N.A.
       4.75%, Due 01/03/96                                $133          132,981
       4.75%, Due 01/05/96                                 131          131,048
                                                                   ------------

       TOTAL SHORT-TERM INVESTMENTS                                     264,029
                                                                   ------------
       (Cost - $264,029)

TOTAL INVESTMENTS - (99.3%)                                           1,119,116
                                                                   ------------
       (Cost - $1,150,506)

OTHER ASSETS AND LIABILITIES - (0.7%)
       Organizational Costs                                             184,779
       Other Assets                                                      28,574
       Payable to Advisor                                              (185,662)
       Other Liabilities                                                (20,437)
                                                                   ------------
                                                                          7,294
                                                                   ------------
NET ASSETS - (100%) applicable to
116,472 Outstanding $.01 par value shares
(1,000,000,000 Shares Authorized)                                 $   1,126,410
                                                                   ============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                    $        9.67
                                                                   ============

PUBLIC OFFERING PRICE PER SHARE                                   $       10.26
                                                                   ============

 * Non-income producing security.

                 See accompanying Notes to Financial Statements.

              VALLEY FORGE CAPITAL HOLDINGS TOTAL RETURN FUND, INC.

                             Statement of Operations

       For the period August 11, 1995 (commencement of operations) through
                                December 31, 1995


Investment Income
     Dividends                                                         $  3,572
     Interest                                                             6,401
                                                                       --------
       Total Investment Income                                            9,973
                                                                       --------

Expenses
     Advisory Fees                                                        2,171
     Accounting Fees                                                      5,042
     Transfer Agent Fees                                                  1,800
     Custodian Fee                                                        1,475
     Audit Fees                                                          12,000
     Shareholder's Reports                                                1,000
     Distribution Fees                                                      938
     Other Expenses                                                       5,902
                                                                       --------
       Total Expenses                                                    30,328

     Expenses Reimbursed                                                (25,028)
                                                                       --------
     Net Expenses                                                         5,300
                                                                       --------

Net Investment Income                                                     4,673

Net Unrealized Gain (Loss) on Investments
     Change in Unrealized Appreciation (Depreciation)
      of Investment Securities                                          (31,390)
                                                                       --------
Net Decrease in Net Assets Resulting from Operations                   $(26,717)
                                                                       ========

                 See accompanying Notes to Financial Statements.

              VALLEY FORGE CAPITAL HOLDINGS TOTAL RETURN FUND, INC.

                       Statement of Changes in Net Assets

       For the period August 11, 1995 (commencement of operations) through
                                December 31, 1995



Increase (Decrease) in Net Assets

Operations:
     Net investment income                                          $     4,673
     Change in unrealized appreciation (depreciation)
      of investment securities                                          (31,390)
                                                                    -----------
Net Decrease in Net Assets Resulting from Operations                    (26,717)
                                                                    -----------
Distributions from:
     Net investment income                                               (4,755)
                                                                    -----------
Capital Share Transactions (1):
     Shares issued                                                    1,072,339
     Shares issued in lieu of cash distribution                           4,723
     Shares redeemed                                                    (19,180)
                                                                    -----------
     Net increase from capital share transactions                     1,057,882
                                                                    -----------

     Total increase in net assets                                     1,026,410

Net Assets

Beginning of period                                                     100,000
                                                                    -----------
End of period                                                       $ 1,126,410
                                                                    ===========

(1) Shares Issued and Redeemed:
       Shares Issued                                                    107,982
       Shares Issued in Lieu of Cash Distribution                           494
       Shares Redeemed                                                   (2,004)
                                                                    -----------
                                                                        106,472
                                                                    ===========


                 See accompanying Notes to Financial Statements.

              VALLEY FORGE CAPITAL HOLDINGS TOTAL RETURN FUND, INC.
                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout the period


                                                              August 11, 1995 +
                                                                    To
                                                              December 31, 1995
                                                              ------------------

Net Asset Value, Beginning of Period                               $10.00
                                                                    -----

Income From Investment Operations
     Net Investment Income                                           0.04
     Net Unrealized Losses on Securities                            (0.33)
                                                                    -----
     Total From Investment Operations                               (0.29)
--------------------------------------------------------------------------------

Less Distributions
     Net Investment Income                                          (0.04)
                                                                    -----
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                      $9.67


Total Return                                                      (2.89)%#
--------------------------------------------------------------------------------
Net Assets, End of Period                                      $1,126,410
================================================================================
Ratio of Expenses to Average Net Assets                          1.95%*(a)

Ratio of Net Investment Income to Average
 Net Assets                                                      1.72%*(a)

Portfolio Turnover Rate                                                 0%
--------------------------------------------------------------------------------
*      Annualized
#      Non-Annualized
+      Commencement of Operations
(a) Had certain reimbursements not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995, would have been 11.17% and (7.50%), respectively.



                 See accompanying Notes to Financial Statements.

              VALLEY FORGE CAPITAL HOLDINGS TOTAL RETURN FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS


1.       Organization:

         The Valley Forge Capital Holdings Total Return Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

2.       Significant Accounting Policies

         Security Valuation: Investments in securities listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Securities regularly traded in the over-the-counter market are valued at the last quoted sales price on the NASDAQ System. If no sales price is available for a listed or NASDAQ security, or if the security is not listed on NASDAQ, such security is valued at a price equal to the mean of the latest bid and ask prices.

         Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         Distributions to Shareholders: Dividends to shareholders are recorded on the ex-dividend date.

         Organizational Expenses: Organizational expenses are being amortized on a straight line basis over a period not exceeding 60 months beginning at the Fund's commencement of operations.

         Other: Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

3.       Investment Advisors

         The Fund has engaged Valley Forge Advisors, Inc., a wholly-owned subsidiary of Valley Forge Capital Holdings Inc., and The Marshall Plan, L.P., to manage its investments. The Fund pays its Advisors an investment management fee for investment management and advisory services which are computed at an annual rate of 0.80 of 1% of the Fund's daily net assets. The investment management fee is to be split 75% to The Marshall Plan, L.P. and 25% to Valley Forge Advisors, Inc.

          Valley Forge Capital Holdings Inc. has agreed to reimburse the Fund for any expenses, during the Fund's first five years of operations, which would cause the Fund's ratio of operating expenses to exceed 1.95 percent of average net assets. An expense reimbursement of $25,028 was required for the fiscal year ended December 31, 1995.

         Certain officers and directors of the Fund are also officers and directors of the investment advisor.

4.       Distributions to Shareholders

         On December 28, 1995, a distribution of $.041 per share, aggregating $4,755, was declared from net investment income which is taxable to shareholders as ordinary income dividends during 1995. The dividend was paid on December 29, 1995, to shareholders of record on December 27, 1995.

5.       Distribution Plan

         The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan in effect for the fiscal year ended December 31, 1995, the Fund paid Valley Forge Distributors Inc., a wholly-owned subsidiary of Valley Forge Capital Holdings Inc., a fee at an annual rate of 0.35 of 1% of the Fund's daily net assets. Valley Forge Distributors uses these fees to pay its dealers whose clients hold portfolio shares and for other distribution-related activities.

6.       Investment Transactions

         For the fiscal year ended December 31, 1995, the Fund made purchases of $886,478 and no sales of investment securities (excluding U.S. Government and short-term securities).

         At December 31, 1995, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities were $30,069 and $61,459, respectively. The Federal income tax basis of investments is the same as the book basis.

7.       Components of Net Assets

         At December 31, 1995 net assets consisted of:

         Paid-in Capital                                            $1,157,882
         Overdistributed Net Investment Income                             (82)
         Unrealized Depreciation of Investment Securities              (31,390)
                                                                   -----------
                  Total Net Assets                                  $1,126,410
                                                                    ==========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Valley Forge Holdings Total Return Fund, Inc.:



We have audited the accompanying statement of net assets of the Valley Forge Capital Holdings Total Return Fund, Inc. (the "Fund") as of December 31, 1995, the related statements of operations, changes in net assets and financial highlights for the period August 11, 1995 (commencement of operations) to December 31, 1995. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Valley Forge Capital Holdings Total Return Fund, Inc. as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated period in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 7, 1996

                              INVESTMENT ADVISORS

                            The Marshall Plan, L.P.
                           100 Main Street, Suite 410
                               Concord, MA 01742

                          Valley Forge Advisors, Inc.
                         595 Market Street, Suite 1980
                            San Francisco, CA 94105

                                   CUSTODIAN

                                 PNC Bank, N.A.
                            Airport Business Center
                               200 Stevens Drive
                                Lester, PA 19113

                                 TRANSFER AGENT

                                   PFPC, Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-797-6706

                                    COUNSEL

                         Shefsky Froelich & Devine Ltd.
                           444 North Michigan Avenue
                               Chicago, IL 60611

                                    AUDITORS

                             Deloitte & Touche LLP
                                117 Campus Drive
                              Princeton, NJ 08540

                           --------------------------
                This report is for shareholder information. This
            is not a prospectus intended for use in the purchase of
                                    shares.
                           --------------------------
                Valley Forge Capital Holdings Total Return Fund,
                                      Inc.
                         595 Market Street, Suite 1980
                            San Francisco, CA 94105
                                 1-800-688-1688

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                                  Valley Forge



                                 Annual Report
                               December 31, 1995



                              Valley Forge Capital
                             Holdings Total Return
                                   Fund, Inc.